Future accounting policy changes	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Future accounting policy changes

Note 3 0	Future accounting policy changes

IFRS 18 “Presentation and Disclosure in Financial Statements” (IFRS 18)
On April 9, 2024, the IASB issued IFRS 18 “Presentation and Disclosure in Financial Statements”, which replaces IAS 1 “Presentation of Financial Statements”. IFRS 18 is effective for reporting periods beginning on or after January 1, 2027, which for CIBC will be for the fiscal year beginning November 1, 2027, with the requirement to restate comparative financial periods. Early adoption is permitted. IFRS 18 is a result of the IASB’s Primary Financial Statements project, which aimed to improve the comparability and transparency of communication in financial statements. It introduces a number of new requirements including a more structured consolidated statement of income, new disclosure for certain management-defined performance measures and new guidance on how to aggregate and disaggregate information on the face of the consolidated financial statements and notes. We are currently evaluating the impact that adopting this standard will have on our consolidated financial statements.
Amendments to Classification and Measurement of Financial Instruments: Amendments to IFRS 9 and IFRS 7
In May 2024, the IASB issued “Amendments to Classification and Measurement of Financial Instruments: Amendments to IFRS 9 and IFRS 7” (the amendments). The amendments provide guidance on the application of the SPPI test to financial instruments with environmental, social and governance (ESG) linked features, the derecognition of financial liabilities including those which are settled using electronic payment systems and introduce additional disclosure requirements for equity instruments designated as FVOCI and for financial instruments with cash flows contingent on certain events. These amendments are effective for annual periods beginning on or after January 1, 2026, which for us will be November 1, 2026. Earlier application is permitted.
We are currently evaluating the impact of the amendments to IFRS 9 and IFRS 7 on our consolidated financial statements.